GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL
Schedule of movement in goodwill

		Foreign currency
Cash Generating Unit	01.01.2024	translation differences	12.31.2024
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,831,515	(8,140,230)	65,691,285
Argentine operation	32,193,085	30,294,700	62,487,785
Paraguayan operation	7,576,179	423,148	7,999,327
Total	122,103,802	22,577,618	144,681,420

		Foreign currency
Cash Generating Unit	01.01.2023	translation differences	12.31.2023
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	66,941,508	6,890,007	73,831,515
Argentine operation	46,254,831	(14,061,746)	32,193,085
Paraguayan operation	7,324,560	251,619	7,576,179
Total	129,023,922	(6,920,120)	122,103,802